VARIABLE ANNUITY ACCOUNT C

Opportunity Plus Multiple Option Group Variable Annuity Contracts

ING Life Insurance and Annuity Company

Supplement Dated July 25, 2002 to
Prospectus, Contract Prospectus Summary and Statement
of Additional Information dated May 1, 2002
as Supplemented June 1, 2002 with respect to the
Prospectus and Contract Prospectus Summary

The information in this supplement amends certain information contained in the Prospectus, Contract Prospectus Summary and Statement of Additional Information each dated May 1, 2002. You should read this supplement along with the Prospectus, Contract Prospectus Summary and Statement of Additional Information.

Effective August 26, 2002 the Opportunity Plus Service Center's mailing address is as follows:

Opportunity Plus Service Center P.O. Box 1700 Latham, NY 12110-0113

X.75962-02	July 2002